Note 5 - Trade and Other Receivables, Net (Tables)	3 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of the components of trade and other receivables [text block]
	As at	As at
	June 30, 2020	March 31, 2020
Trade accounts receivable, net	$188,677	$241,969
Accrued gas receivables	4,779	7,224
Unbilled revenues, net	120,312	121,993
Other	58,762	32,721
	$372,530	$403,907

Disclosure of financial assets that are either past due or impaired [text block]
	As at	As at
	June 30, 2020	March 31, 2020

Current	$79,981	$83,431
1–30 days	15,023	26,678
31–60 days	5,806	6,513
61–90 days	2,630	5,505
Over 90 days	23,302	35,252
	$126,742	$157,379

Disclosure Of Allowance For Credit Losses [text block]
	As at	As at
	June 30, 2020	March 31, 2020

Balance, beginning of period	$45,832	$182,365
Provision for doubtful accounts	11,940	80,050
Bad debts written off	(23,274)	(138,514)
Foreign exchange	2,879	3,124
Assets classified as held for sale	-	(81,193)
Balance, end of period	$37,377	$45,832

Allowance for doubtful accounts on accounts receivable	$34,388	$43,127
Allowance for doubtful accounts on unbilled revenue	2,989	2,705
Total allowance for doubtful accounts	$37,377	$45,832